Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Remington Lodging (prior to Ashford Inc. acquisitions)
Between January 1, 2019 and November 5, 2019, we paid Remington Lodging monthly hotel management fees equal to the greater of $14,000 (increased annually based on consumer price index adjustments) or 3% of gross revenues as well as annual incentive management fees, if certain operational criteria were met and other general and administrative expense reimbursements primarily related to accounting services.
Ashford Inc.
Advisory Agreement
Ashford LLC, a subsidiary of Ashford Inc., acts as our advisor. Our chairman, Mr. Monty J. Bennett, also serves as chairman of the board of directors and chief executive officer of Ashford Inc.
Under our advisory agreement, we pay advisory fees to Ashford LLC. We are required to pay Ashford LLC a monthly base fee that is a percentage of our total market capitalization on a declining sliding scale plus the Net Asset Fee Adjustment, as defined in the advisory agreement, subject to a minimum monthly base fee, as payment for managing our day-to-day operations in accordance with our investment guidelines. Total market capitalization includes the aggregate principal amount of our consolidated indebtedness (including our proportionate share of debt of any entity that is not consolidated but excluding our joint venture partners’ proportionate share of consolidated debt). The range of base fees on the scale is between 0.70% and 0.50% per annum for total market capitalization that ranges from less than $6.0 billion to greater than $10.0 billion. At March 31, 2020, the monthly base fee was 0.70% based on our current market capitalization. We are also required to pay Ashford LLC an incentive fee that is measured annually (or stub period if the advisory agreement is terminated at other than year-end). Each year that our annual total stockholder return exceeds the average annual total stockholder return for our peer group we pay Ashford LLC an incentive fee over the following three years, subject to the FCCR Condition, as defined in the advisory agreement, which relates to the ratio of adjusted EBITDA to fixed charges. We also reimburse Ashford LLC for certain reimbursable overhead and internal audit, risk management advisory and asset management services, as specified in the advisory agreement. We also record equity-based compensation expense for equity grants of common stock and LTIP units awarded to our officers and employees of Ashford LLC in connection with providing advisory services equal to the fair value of the award in proportion to the requisite service period satisfied during the period.
The following table summarizes the advisory services fees incurred (in thousands):

	Three Months Ended March 31,
	2020	2019
Advisory services fee
Base advisory fee	$8,917	$8,989
Reimbursable expenses (1)	1,831	2,390
Equity-based compensation (2)	4,551	4,289
Incentive fee	—	636
Total advisory services fee	$15,299	$16,304
________

(1)	Reimbursable expenses include overhead, internal audit, risk management advisory and asset management services.

(2)	Equity-based compensation is associated with equity grants of Ashford Trust’s common stock, LTIP units and Performance LTIP units awarded to officers and employees of Ashford LLC.
Lismore Advisory Fee
On March 20, 2020, Lismore Capital LLC (“Lismore”), a subsidiary of Ashford Inc., entered into an agreement with the Company to seek modifications, forbearances or refinancings of the Company’s loans (the “Ashford Trust Agreement”). Pursuant to the Ashford Trust Agreement, Lismore shall, during the agreement term (which commenced on March 20, 2020 and shall end on the date that is twelve months following the commencement date, or upon it being terminated by Ashford Trust on not less than thirty days written notice) negotiate the refinancing, modification or forbearance of the existing mortgage debt on Ashford Trust’s hotels. For the purposes of the Ashford Trust Agreement, financing shall include, without limitation, senior or subordinate loan financing, provided in any single transaction or a combination of transactions, including, mortgage loan financing, mezzanine loan financing, or subordinate loan financing encumbering the applicable hotel or unsecured loan financing.
In connection with the services provided by Lismore, Lismore shall be paid an advisory fee of up to 50 basis points (0.50%) of the aggregate amount of the modifications, forbearances or refinancings of the Company’s mortgage and mezzanine debt (the “Financing”), calculated and payable as follows: (i) 0.125% of the aggregate amount of potential Financings upon execution of the Ashford Trust Agreement; (ii) 0.125% payable in six equal installments beginning April 20, 2020 and ending on September 20, 2020; provided, however, in the event Ashford Trust does not complete, for any reason, Financings during the term of the Ashford Trust Agreement equal to or greater than $4,114,740,601, then Ashford Trust shall offset, against any fees owed by Ashford Trust or its affiliates pursuant to the Advisory Agreement, a portion of the fee paid by Ashford Trust to Lismore pursuant to this section equal to the product of (x) the amount of Financings completed during the term of the Ashford Trust Agreement minus $4,114,740,601 multiplied by (y) 0.125%; and (iii) 25 basis points (0.25%) payable upon the acceptance by the applicable lender of any Financing. As of March 31, 2020, the Company accrued an initial deposit of $5.0 million, included in “other assets” that was subsequently paid in April 2020.
Ashford Securities
On September 25, 2019, Ashford Inc. announced the formation of Ashford Securities to raise retail capital in order to grow its existing and future platforms. In conjunction with the formation of Ashford Securities, Ashford Trust has entered into a contribution agreement with Ashford Inc. pursuant to which Ashford Trust has agreed to contribute, with Braemar Hotels & Resorts Inc. (“Braemar”), up to $15 million to fund the operations of Ashford Securities. As of March 31, 2020, Ashford Trust has funded approximately $2.5 million. As of March 31, 2020 and December 31, 2019, $898,000 and $1.6 million, respectively, of the pre-funded amounts were included in “other assets” on our consolidated balance sheets.
Costs for all operating expenses of Ashford Securities that are contributed by Ashford Trust and Braemar will be expensed as incurred. These costs will be allocated initially to Ashford Trust and Braemar based on an allocation percentage of 75% to Ashford Trust and 25% to Braemar. Upon reaching the earlier of $400 million in aggregate non-listed preferred equity offerings raised or June 10, 2023, there will be a true up (the “True-up Date”) between Ashford Trust and Braemar whereby the actual capital contributions contributed by each company will be based on the actual amount of capital raised by Ashford Trust and Braemar, respectively. After the True-up Date, the capital contributions will be allocated between Ashford Trust and Braemar quarterly based on the actual capital raised through Ashford Securities. Funding advances will be expensed as the expenses are incurred by Ashford Securities. The table below summarizes the amount Ashford Trust has expensed related to reimbursed operating expenses of Ashford Securities (in thousands):

	Three Months Ended March 31,
Line Item	2020	2019
Corporate, general and administrative	$698	$—

In the fourth quarter of 2019 the company expensed $896,000 of reimbursed operating expenses of Ashford Securities.
Enhanced Return Funding Program
The Enhanced Return Funding Program Agreement (the “ERFP Agreement”) generally provides that Ashford LLC will make investments to facilitate the acquisition of properties by Ashford Trust OP that are recommended by Ashford LLC, in an aggregate amount of up to $50 million (subject to increase to up to $100 million by mutual agreement). The investments will equal 10% of the property acquisition price and will be made, either at the time of the property acquisition or at any time generally in the following three years, in exchange for hotel FF&E for use at the acquired property or any other property owned by Ashford Trust OP.
The initial term of the ERFP Agreement is two years (the “Initial Term”), unless earlier terminated pursuant to the terms of the ERFP Agreement. At the end of the Initial Term, the ERFP Agreement shall automatically renew for successive one year periods (each such period a “Renewal Term”) unless either Ashford Inc. or Ashford Trust provides written notice to the other at least sixty days in advance of the expiration of the Initial Term or Renewal Term, as applicable, that such notifying party intends not to renew the ERFP Agreement.
As a result of the Embassy Suites New York Manhattan Times Square acquisition in 2019, under the ERFP Agreement, we are entitled to receive $19.5 million from Ashford LLC in the form of future purchases of hotel FF&E. In the second quarter of 2019, the Company sold $8.1 million of hotel FF&E from certain Ashford Trust hotel properties to Ashford LLC. On March 13, 2020, an extension agreement was entered into whereby the required FF&E acquisition date by Ashford LLC of the remaining $11.4 million was extended to December 31, 2022.
Project Management Agreement
In connection with Ashford Inc.’s August 8, 2018 acquisition of Remington Lodging’s project management business, we entered into a project management agreement with Ashford Inc.’s indirect subsidiary, Premier Project Management LLC (“Premier”), pursuant to which Premier provides project management services to our hotels, including construction management, interior design, architectural services, and the purchasing, freight management, and supervision of installation of FF&E and related services. Pursuant to the project management agreement, we pay Premier: (a) project management fees of up to 4% of project costs; and (b) market service fees at current market rates with respect to construction management, interior design, FF&E purchasing, FF&E expediting/freight management, FF&E warehousing and FF&E installation and supervision. On March 20, 2020, we amended the project management agreement to provide that Premier's fees shall be paid by the Company to Premier upon the completion of any work provided by third party vendors to the Company.
Hotel Management Agreement
On November 6, 2019, Ashford Inc. completed the acquisition of Remington Lodging’s hotel management business. As a result of the acquisition, hotel management services are provided by Remington Hotels, a subsidiary of Ashford Inc., under the respective hotel management agreement with each customer, including Ashford Trust and Braemar.
At March 31, 2020, Remington Hotels managed 79 of our 116 hotel properties and the WorldQuest condominium properties.
We pay monthly hotel management fees equal to the greater of approximately $14,000 (increased annually based on consumer price index adjustments) or 3% of gross revenues as well as annual incentive management fees, if certain operational criteria were met and other general and administrative expense reimbursements primarily related to accounting services.
Pursuant to the terms of the Letter Agreement dated March 13, 2020 (the “Hotel Management Letter Agreement”), in order to allow Remington Hotels to better manage its corporate working capital and to ensure the continued efficient operation of our hotels, we agreed to pay the base fee and to reimburse all expenses on a weekly basis for the preceding week, rather than on a monthly basis. The Hotel Management Letter Agreement went into effect on March 13, 2020 and will continue until terminated by us.
We also have a mutual exclusivity agreement with Remington Hotels, pursuant to which: (i) we have agreed to engage Remington Hotels to provide management services with respect to any hotel we acquire or invest in, to the extent we have the right and/or control the right to direct the management of such hotel; and (ii) Remington Hotels has agreed to grant us a right of first refusal to purchase any opportunity to develop or construct a hotel that it identifies that meets our initial investment guidelines. We are not, however, obligated to engage Remington Hotels if our independent directors either: (i) unanimously vote to hire a different manager or developer; or (ii) by a majority vote elect not to engage such related party because either special circumstances exist such that it would be in the best interest of our Company not to engage such related party, or, based on the related party’s prior performance, it is believed that another manager could perform the management or other duties materially better.
Related Party Transactions
Remington Lodging (prior to Ashford Inc. acquisitions)
Remington Lodging was a property and project management company, wholly owned by our chairman, Mr. Monty J. Bennett and Mr. Archie Bennett, Jr. who is our chairman emeritus. We had master property and project management agreements and property and project management mutual exclusivity agreements with Remington Lodging.
On August 8, 2018, Ashford Inc. completed the acquisition of Remington Lodging's project management business, Premier. As a result of Ashford Inc.'s acquisition, the project management services are no longer provided by Remington Lodging and are now provided by Premier, a subsidiary of Ashford Inc. under the respective project management agreement with each customer, including Ashford Trust and Braemar.
On November 6, 2019, Ashford Inc. completed the acquisition of Remington Lodging's hotel management business. As a result of the acquisition, hotel management services that were previously provided by Remington Lodging are now be provided by Remington Hotels, a subsidiary of Ashford Inc. under the respective hotel management agreement with each customer, including Ashford Trust and Braemar under the Remington Hotels name.
Prior to August 8, 2018, we paid Remington Lodging: (a) monthly hotel management fees equal to the greater of $14,000 (increased annually based on consumer price index adjustments) or 3% of gross revenues as well as annual incentive management fees, if certain operational criteria are met; (b) project management fees of up to 4% of project costs; (c) market service fees including purchasing, design and construction management not to exceed 16.5% of project budget cumulatively, including project management fees; and (d) other general and administrative expense reimbursements primarily related to accounting services. This related party allocates such charges to us based on various methodologies, including headcount and actual amounts incurred.
Between August 8, 2018 and November 5, 2019, we paid Remington Lodging monthly hotel management fees equal to the greater of $14,000 (increased annually based on consumer price index adjustments) or 3% of gross revenues as well as annual incentive management fees, if certain operational criteria were met and other general and administrative expense reimbursements primarily related to accounting services.
The following table presents the fees related to our property and project management agreements with Remington Lodging prior to its transactions with Ashford Inc. (in thousands):

	Year Ended December 31,
	2019	2018	2017
Hotel management fees, including incentive hotel management fees	$27,205	$30,890	$30,629
Market service and project management fees	—	11,148	21,315
Corporate general and administrative	6,014	5,872	5,652
Total	$33,219	$47,910	$57,596

As of December 31, 2018, the due to related parties, net of $1.5 million represented accrued base and incentive management fees.
Ashford Inc.
Advisory Agreement
Ashford LLC, a subsidiary of Ashford Inc., acts as our advisor. Our chairman, Mr. Monty J. Bennett, also serves as chairman of the board of directors and chief executive officer of Ashford Inc.
Under our advisory agreement, we pay advisory fees to Ashford LLC. We are required to pay Ashford LLC a monthly base fee that is a percentage of our total market capitalization on a declining sliding scale plus the Net Asset Fee Adjustment, as defined in the advisory agreement, subject to a minimum monthly base fee, as payment for managing our day-to-day operations in accordance with our investment guidelines. Total market capitalization includes the aggregate principal amount of our consolidated indebtedness (including our proportionate share of debt of any entity that is not consolidated but excluding our joint venture partners' proportionate share of consolidated debt). The range of base fees on the scale is between 0.70% and 0.50% per annum for total market capitalization that ranges from less than $6.0 billion to greater than $10.0 billion. At December 31, 2019, the monthly base fee was 0.70% based on our current market capitalization. We are also required to pay Ashford LLC an incentive fee that is measured annually (or stub period if the advisory agreement is terminated at other than year-end). Each year that our annual total stockholder return exceeds the average annual total stockholder return for our peer group we pay Ashford LLC an incentive fee over the following three years, subject to the FCCR Condition, as defined in the advisory agreement, which relates to the ratio of adjusted EBITDA to fixed charges. We also reimburse Ashford LLC for certain reimbursable overhead and internal audit, risk management advisory and asset management services, as specified in the advisory agreement. We also record equity-based compensation expense for equity grants of common stock and LTIP units awarded to our officers and employees of Ashford LLC in connection with providing advisory services equal to the fair value of the award in proportion to the requisite service period satisfied during the period.
The following table summarizes the advisory services fees incurred (in thousands):

	Year Ended December 31,
	2019	2018	2017
Advisory services fee
Base advisory fee	$36,269	$35,526	$34,650
Reimbursable expenses (1)	9,300	8,351	7,472
Equity-based compensation (2)	18,063	25,245	11,077
Total advisory services fee	$63,632	$69,122	$53,199
________

(1)	Reimbursable expenses include overhead, internal audit, risk management advisory and asset management services.

(2)	Equity-based compensation is associated with equity grants of Ashford Trust's common stock, LTIP units and Performance LTIP units awarded to officers and employees of Ashford LLC.
Due from related parties, net includes a $1.2 million security deposit paid to Remington Hotel Corporation, an entity indirectly owned by Mr. Monty J. Bennett and Mr. Archie Bennett, Jr., for office space allocated to us under our advisory agreement. It will be held as security for the payment of our allocated share of office space rental. If unused it will be returned to us upon lease expiration or earlier termination.
Pursuant to the Company's hotel management agreements with each hotel management company, the Company bears the economic burden for casualty insurance coverage. Under the advisory agreement, Ashford Inc. secures casualty insurance policies to cover Ashford Trust, Braemar, their hotel managers, as needed, and Ashford Inc. The total loss estimates included in such policies are based on the collective pool of risk exposures from each party. Ashford Inc.'s risk management department manages the casualty insurance program. At the beginning of each year, Ashford Inc.'s risk management department collects funds from Ashford Trust, Braemar and their respective hotel management companies, to fund the casualty insurance program as needed, on an allocated basis.
Ashford Securities
On September 25, 2019, Ashford Inc. announced the formation of Ashford Securities to raise retail capital in order to grow its existing and future platforms. In conjunction with the formation of Ashford Securities, Ashford Trust has entered into a contribution agreement with Ashford Inc. pursuant to which Ashford Trust has agreed to contribute, with Braemar, up to $15 million to fund the operations of Ashford Securities. As of December 31, 2019, Ashford Trust has funded approximately $2.5 million, of which $1.6 million was included in "other assets" of our consolidated balance sheet.
Costs for all operating expenses of Ashford Securities that are contributed by Ashford Trust and Braemar will be expensed as incurred. These costs will be allocated initially to Ashford Trust and Braemar based on an allocation percentage of 75% to Ashford Trust and 25% to Braemar. Upon reaching the earlier of $400 million in aggregate non-listed preferred equity offerings raised or June 10, 2023, there will be a true up (the "True-up Date") between Ashford Trust and Braemar whereby the actual capital contributions contributed by each company will be based on the actual amount of capital raised by Ashford Trust and Braemar, respectively. After the True-up Date, the capital contributions will be allocated between Ashford Trust and Braemar quarterly based on the actual capital raised through Ashford Securities. Funding advances will be expensed as the expenses are incurred by Ashford Securities. For the year ended December 31, 2019, Ashford Trust has expensed $896,000 of reimbursed operating expenses of Ashford Securities, which is included in "corporate, general, and administrative" in the consolidated statement of operations.
Enhanced Return Funding Program
On June 26, 2018, Ashford Trust entered into the Enhanced Return Funding Program Agreement and Amendment No. 1 to the Amended and Restated Advisory Agreement (the "ERFP Agreement") with Ashford Inc. The Amended and Restated Advisory Agreement was also amended to name Ashford Inc. and its subsidiaries as the Company's sole and exclusive provider of asset management, project management and other services offered by Ashford Inc. or any of its subsidiaries and to revise the payment terms such that the base fee and reimbursable expenses will be paid monthly. The independent members of the board of directors of each of Ashford Inc. and Ashford Trust, with the assistance of separate and independent legal counsel, engaged to negotiate the ERFP Agreement on behalf of Ashford Inc. and Ashford Trust, respectively.
The ERFP Agreement generally provides that Ashford LLC will make investments to facilitate the acquisition of properties by Ashford Trust OP that are recommended by Ashford LLC, in an aggregate amount of up to $50 million (subject to increase to up to $100 million by mutual agreement). The investments will equal 10% of the property acquisition price and will be made, either at the time of the property acquisition or at any time generally in the following two years, in exchange for hotel FF&E for use at the acquired property or any other property owned by Ashford Trust OP.
The initial term of the ERFP Agreement is two years (the "Initial Term"), unless earlier terminated pursuant to the terms of the ERFP Agreement. At the end of the Initial Term, the ERFP Agreement shall automatically renew for successive one year periods (each such period a "Renewal Term") unless either Ashford Inc. or Ashford Trust provides written notice to the other at least sixty days in advance of the expiration of the Initial Term or Renewal Term, as applicable, that such notifying party intends not to renew the ERFP Agreement.
As a result of the Hilton Alexandria Old Town and La Posada de Santa Fe acquisitions in 2018, under the ERFP Agreement we were entitled to receive $11.1 million and $5.0 million from Ashford LLC, respectively, in the form of future purchases of hotel FF&E. As of December 31, 2018, the Company sold $16.1 million of hotel FF&E from certain Ashford Trust hotel properties to Ashford LLC which were subsequently leased back to the Company rent free. As a result, the Company has not recorded an operating lease right-of-use asset, an operating lease liability or lease expense for rents. As of December 31, 2018, Ashford LLC remitted payment of $16.1 million to the Company. Under the relevant accounting guidance related to sales-leaseback transactions, the transaction was not accounted for as a sale under Topic 606. As a result, the applicable hotel FF&E was not derecognized at December 31, 2018 and the Company recorded a $16.1 million liability to Ashford LLC. Upon adoption of Topic 842 on January 1, 2019, the Company reevaluated the transaction under the applicable accounting guidance and concluded that the transaction qualified as a sale. As a result, the Company recorded a $1.8 million gain directly to accumulated deficit and, in conjunction with the sale, derecognized the assets and removed the liability to Ashford LLC.
As a result of the Hilton Santa Cruz/Scotts Valley and Embassy Suites New York Manhattan Times Square acquisitions in 2019, under the ERFP Agreement we are entitled to receive $5.0 million and $19.5 million from Ashford LLC, respectively, in the form of future purchases of hotel FF&E.
In the first quarter of 2019 in connection with the Hilton Santa Cruz/Scotts Valley acquisition, the Company sold $5.0 million of hotel FF&E from certain Ashford Trust hotel properties to Ashford LLC which was subsequently leased back to the Company rent free. In accordance with ASC 842, the Company evaluated the transactions and concluded that each transaction qualified as a sale. As a result, the Company recorded a gain of $233,000 for the year ended December 31, 2019, in conjunction with the sale and derecognized the assets. The gain is included in "gain (loss) on sale of assets and hotel properties" in our consolidated statements of operations.
In the second quarter of 2019, in connection with the Embassy Suites New York Manhattan Times Square acquisition, the Company sold $8.1 million of hotel FF&E from certain Ashford Trust hotel properties to Ashford LLC which was subsequently leased back to the Company rent free. In accordance with ASC 842, the Company evaluated the transactions and concluded that each transaction qualified as a sale. As a result, the Company recorded a gain of $326,000 for the year ended December 31, 2019, in conjunction with the sale and derecognized the assets. The gain is included in "gain (loss) on sale of assets and hotel properties" in our consolidated statements of operations.
Additionally, under the applicable accounting guidance in ASC 842, the Company has not recorded an operating lease right-of-use asset, an operating lease liability or lease expense for rents as the related party lease has no economic substance because the related party lease is provided rent free.
In 2016, prior to the ERFP agreement, $4.0 million of key money consideration was invested in FF&E by Ashford LLC to be used by Ashford Trust, which represented all of the key money consideration for the Le Pavillon Hotel. Upon adoption of ASC 842, we evaluated this arrangement, which is accounted for as a lease that will expire in 2021. Under the applicable accounting guidance in ASC 842, as the related party lease is provided rent-free, there is no economic substance related to the lease which results in not recording an operating lease right-of-use asset, an operating lease liability or lease expense.
Project Management Agreement
In connection with Ashford Inc.'s August 8, 2018 acquisition of Remington Lodging's project management business, we entered into a project management agreement with Ashford Inc.'s indirect subsidiary, Premier, pursuant to which Premier provides project management services to our hotels, including construction management, interior design, architectural services, and the purchasing, freight management, and supervision of installation of FF&E and related services. Pursuant to the project management agreement, we pay Premier: (a) project management fees of up to 4% of project costs; and (b) market service fees at current market rates with respect to construction management, interior design, FF&E purchasing, FF&E expediting/freight management, FF&E warehousing and FF&E installation and supervision.
Hotel Management Agreement
On November 6, 2019, Ashford Inc. completed the acquisition of Remington Lodging's hotel management business. As a result of the acquisition, hotel management services are provided by Remington Hotels, a subsidiary of Ashford Inc., under the respective hotel management agreement with each customer, including Ashford Trust and Braemar.
At December 31, 2019, Remington Hotels managed 80 of our 117 hotel properties and the WorldQuest condominium properties.
We pay monthly hotel management fees equal to the greater of $14,000 (increased annually based on consumer price index adjustments) or 3% of gross revenues as well as annual incentive management fees, if certain operational criteria were met and other general and administrative expense reimbursements primarily related to accounting services.
We also have a mutual exclusivity agreement with Remington Hotels, pursuant to which: (i) we have agreed to engage Remington Hotels to provide management services with respect to any hotel we acquire or invest in, to the extent we have the right and/or control the right to direct the management of such hotel; and (ii) Remington Hotels has agreed to grant us a right of first refusal to purchase any opportunity to develop or construct a hotel that it identifies that meets our initial investment guidelines. We are not, however, obligated to engage Remington Hotels if our independent directors either: (i) unanimously vote to hire a different manager or developer; or (ii) by a majority vote elect not to engage such related party because either special circumstances exist such that it would be in the best interest of our Company not to engage such related party, or, based on the related party's prior performance, it is believed that another manager could perform the management or other duties materially better.
Summary of Transactions
In accordance with our advisory agreement, our advisor, or entities in which our advisor has an interest, have a right to provide products or services to our hotels, provided such transactions are evaluated and approved by our independent directors. The following tables summarize the entities in which our advisor has an interest with which we or our hotel properties contracted for products and services, the amounts recorded by us for those services and the applicable classification on our consolidated financial statements (in thousands):

		Year Ended December 31, 2019
Company	Product or Service	Total	Investments in Hotel Properties, net (1)	Indebtedness, net (2)	Other Hotel Revenue	Other Hotel Expenses	Management Fees
AIM	Cash management services	$1,206	$—	$—	$—	$—	$—
Ashford LLC	Insurance claims services	75	—	—	—	—	—
Ashford Securities	Broker/Dealer	896	—	—	—	—	—
J&S Audio Visual	Audio visual commissions	7,365	—	—	7,365	—	—
J&S Audio Visual	Equipment	24	24	—	—	—	—
Lismore Capital	Debt placement services	1,294	—	(1,215)	—	—	—
Lismore Capital	Broker services	427	—	—	—	—	—
OpenKey	Mobile key app	112	3	—	—	109	—
Premier	Project management services	20,004	18,281	—	—	—	—
Pure Wellness	Hypoallergenic premium rooms	1,021	599	—	—	422	—
Remington Hotels	Hotel management services (3)	9,152	—	—	—	5,356	3,796

		Year Ended December 31, 2019
Company	Product or Service	Total	Property Taxes, Insurance and Other	Advisory Services Fee	Corporate, General and Administrative	Gain (Loss) on Sale of Assets and Hotel Properties	Write-off of Premiums, Loan Costs and Exit Fees
AIM	Cash management services	$1,206	$—	$—	$1,206	$—	$—
Ashford LLC	Insurance claims services	75	75	—	—	—	—
Ashford Securities	Broker/Dealer	896	—	—	896	—	—
J&S Audio Visual	Audio visual commissions	7,365	—	—	—	—	—
J&S Audio Visual	Equipment	24	—	—	—	—	—
Lismore Capital	Debt placement services	1,294	—	—	—	—	79
Lismore Capital	Broker services	427	—	—	—	427	—
OpenKey	Mobile key app	112	—	—	—	—	—
Premier	Project management services	20,004	—	1,723	—	—	—
Pure Wellness	Hypoallergenic premium rooms	1,021	—	—	—	—	—
Remington Hotels	Hotel management services	9,152	—	—	—	—	—

		Year Ended December 31, 2018
Company	Product or Service	Total	Investments in Hotel Properties, net (1)	Indebtedness, net (2)	Other Revenue	Other Hotel Expenses	Corporate, General and Administrative
AIM	Cash management services	$1,156	$—	$—	$—	$—	$1,156
Ashford LLC	Insurance claims services	76	—	—	—	—	76
J&S Audio Visual	Audio visual commissions	3,569	—	—	3,569	—	—
J&S Audio Visual	Equipment	925	925	—	—	—	—
Lismore Capital	Debt placement services	5,094	—	(5,094)	—	—	—
OpenKey	Mobile key app	105	3	—	—	102	—
Premier	Project management services	7,677	7,677	—	—	—	—
Pure Wellness	Hypoallergenic premium rooms	2,436	2,412	—	—	24	—

		Year Ended December 31, 2017
Company	Product or Service	Total	Investments in Hotel Properties, net (1)	Indebtedness, net (2)	Other Revenue	Other Hotel Expenses	Corporate, General and Administrative
AIM	Cash management services	$1,976	$—	$—	$—	$—	$1,976
J&S Audio Visual	Audio visual commissions	66	—	—	66	—	—
Lismore Capital	Debt placement services	913	—	(913)	—	—	—
OpenKey	Mobile key app	60	—	—	—	60	—
Pure Wellness	Hypoallergenic premium rooms	1,309	1,309	—	—	—	—
________

(1)	Recorded in FF&E and depreciated over the estimated useful life.

(2)	Recorded as deferred loan costs, which are included in "indebtedness, net" on our consolidated balance sheets and amortized over the initial term of the applicable loan agreement.

(3)	Other hotel expenses include incentive hotel management fees and other hotel management costs.
The following table summarizes the amount due to Ashford Inc. (in thousands):

		Due to Ashford Inc.
Company	Product or Service	December 31, 2019	December 31, 2018
Ashford LLC	Advisory services	$1,133	$2,362
Ashford LLC	Deposit on ERFP assets	—	16,100
Ashford LLC	Insurance claims services	18	23
AIM	Cash management services	82	99
J&S Audio Visual	Audio visual commissions	1,009	855
OpenKey	Mobile key app	2	1
Premier	Project management services	4,028	3,206
Pure Wellness	Hypoallergenic premium rooms	298	388
		$6,570	$23,034

As of December 31, 2019, due from related parties, net included a net receivable from Remington Hotels in the amount of $1.8 million primarily related to advances made by Ashford Trust and accrued base and incentive management fees.